Related Party Disclosures (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
	August 31, 2020	August 31, 2019	August 31, 2018

Salaries, benefits and directors' fees(1)	$1,114,485	$1,551,593	$1,692,551
Share based compensation(2)	75,252	70,992	118,991

	$1,189,737	$1,622,585	$1,811,542

(1) Salaries and benefits of key management personnel capitalized to exploration and evaluation assets and PPE totaled $199,915 (2019 - $343,246, 2018 - $577,224).

(2) Fair value of stock options earned and recognized as share based compensation during the respective reporting period.